Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	Year ended December 31,
	2021	2020	2019
Interest on long-term debt and other financial liabilities	8,766	10,279	13,630
Convertible notes interest expense	2,067	-	-
Amortization of deferred finance costs and debt discounts	3,333	757	738
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	326	350	402
Amortization of convertible note beneficial conversion feature (non-cash)	2,887	-	-
Fair value measurement of units issued to former related party	-	596	-
Other	400	360	446
Total	17,779	12,342	15,216

Interest and Finance Costs - Related Party
Interest and finance costs, related party, are analyzed as follows:

	Year ended December 31,
	2021	2020	2019
Interest expense long term debt related party	-	1,924	420
Amortization of deferred finance costs and debt discounts	-	-	240
Convertible notes interest expense	-	2,425	751
Amortization of convertible note beneficial conversion feature (non-cash)	-	5,518	3,713
Amortization of deferred finance costs and debt discounts (shares issued to JDH - non-cash)	-	201	3,505
Restructuring expenses	-	1,015	-
Total	-	11,083	8,629